SUPPLEMENT DATED JUNE 25, 2002
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ CHARTER(TM) VARIABLE ANNUITY
                     USALLIANZ REWARDS(TM) VARIABLE ANNUITY
                     USALLIANZ ALTERITY(TM) VARIABLE ANNUITY
                  USALLIANZ LIFEFUND(SM) VARIABLE LIFE INSURANCE
                                DATED MAY 1, 2002

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       or
                         ALLIANZ LIFE VARIABLE ACCOUNT B


This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Investment Options table in the prospectus is revised as follows:

1)     USAZ AIM DENT DEMOGRAPHIC TRENDS FUND, Primary Investments, 2nd sentence:

               "May invest up to 25% of total assets in foreign securities of which no more than 15% of its total assets may be invested in securities of companies domiciled in developing countries"

2)     USAZ MONEY MARKET FUND, Adviser/Sub-Adviser:

               "managed by USAllianz Advisers, LLC/Allianz of America, Inc."

3)     USAZ AIM INTERNATIONAL EQUITY FUND, Primary Investments:

               "net assets" replaces "total assets"

4)     USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND, Primary Investments:

               "net assets" replaces "total assets"


                                                                 PRO-001-0602